Goodwill and Intangible Assets (Tables)	6 Months Ended
Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Fair Value of Goodwill
A summary of the changes in the fair value of goodwill for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively, is as follows (in thousands):

Successor
Goodwill - August 4, 2022	$1,105,258
Impairment	(698,650)

Goodwill - January 31, 2023	$406,608

Predecessor
Goodwill - January 31, 2021	$28,614
Adjustment related to business acquisitions	675
Business acquisition	5,713

Goodwill - January 31, 2022	$35,002

Goodwill - January 31, 2022	$35,002
Adjustment related to business acquisitions	—

Goodwill - August 3, 2022	$35,002

Summary of Intangible Assets
The tables below summarize the Company’s intangible assets as of January 31, 2023, and the Predecessor’s intangible assets as of January 31, 2022 (amounts in thousands, except for useful lives).

Successor	As of January 31, 2023
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	8.6	$154,400	$(11,894)	$142,506
Developed technology	5	95,800	(9,425)	86,375
Trademarks / trade names	10	35,300	(1,737)	33,563

		$285,500	$(23,056)	$262,444

Predecessor	As of January 31, 2022
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	6	$15,450	$(3,239)	$12,211
Developed technology	5	2,560	(621)	1,939
Trademarks / trade names	2	140	(80)	60

		$18,150	$(3,940)	$14,210

Summary of Future Amortization of Intangible Assets
The tables below summarizes the future amortization of the Company’s intangible assets as of January 31, 2023 (amounts in thousands).

Fiscal 2024	$42,981
Fiscal 2025	38,968
Fiscal 2026	38,968
Fiscal 2027	38,968
Fiscal 2028	29,542
Thereafter	73,017

Total amortization of intangible assets expense	$262,444

Summary of Recognized Amortization of Intangible Assets Expense Recognized in Condensed Consolidated Statements of Comprehensive Loss
The Company recognized amortization of intangible assets expense in the accompanying Consolidated Statements of Comprehensive Loss for the for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Cost of revenue - subscription	$9,425	$260	$481
Sales and marketing	11,894	1,308	2,478
General and administrative	1,737	36	63

Total amortization of acquired intangible assets	$23,056	$1,604	$3,022